Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Capital
2. Equity

Preferred Stock Authorized

On May 27, 2011, the Company filed an amended and restated Certificate of Designations of Preferences, Rights and Limitations of Series A Preferred Stock (the “ Certificate of Designations ”) with the Secretary of State of the State of Illinois. A summary of the Certificate of Designations is set forth below:

Ranking and Voting. The Preferred Stock ranks, with respect to rights upon liquidation, winding-up or dissolution, (i) senior to the Common Stock, and any other classes of stock or series of preferred stock of the Company other than a class or series of preferred stock intended to be listed for trading and (ii) junior to and all existing and future indebtedness of the Company.

No right of Conversion. The Preferred Stock is not convertible into Common Stock.

Dividends and Other Distributions. Commencing on the date of issuance of any such shares of Preferred Stock, holders of Preferred Stock shall be entitled to receive dividends on each outstanding share of Preferred Stock, which shall accrue at a rate equal to 10% per annum from the date of issuance. Accrued dividends shall be payable upon redemption of the Preferred Stock. So long as any shares of Preferred Stock are outstanding, no dividends or other distributions may be paid, declared or set apart with respect to any junior securities other than dividends or other distributions payable on the Common Stock solely in the form of additional shares of Common Stock. After payment of dividends at the annual rates set forth above, any additional dividends declared shall be distributed ratably among all holders of Preferred Stock and Common Stock in proportion to the number of shares of Common Stock that would be held by each such holder of Preferred Stock as if the Preferred Stock were converted into Common Stock by taking the Series A Liquidation Value (as defined below) divided by the market price of one share of Common Stock on the date of distribution.

Liquidation. Upon any liquidation, dissolution or winding up of the Company after payment or provision for payment of debts and other liabilities of the Company and any liquidation preferences to the senior securities, before any distribution or payment is made to the holders of any junior securities, the holders of Preferred Stock shall first be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to the Series A Liquidation Value, after which any remaining assets of the Company shall be distributed ratably among the holders of the Preferred Stock and the holders of junior securities, as if the Preferred Stock were converted into Common Stock by taking the Series A Liquidation Value divided by the market price of one share of Common Stock on the date of distribution.

Redemption. The Company may redeem, for cash or by an offset against any outstanding note payable from Socius to the Company that was issued by Socius, any or all of the Preferred Stock at any time at a redemption price per share equal to $10,000 per share of Preferred Stock, plus any accrued but unpaid dividends with respect to such share of Preferred Stock (the “ Series A Liquidation Value ”).

Socius CG II, Ltd. Financing

On June 3, 2011, the Company entered into a securities purchase agreement with Socius CG II, Ltd. (“Socius”), pursuant to which we secured $500,000 of immediate funding through the issuance and sale of 2,253,470 shares of common stock and a warrant to purchase up to 20,476,707 shares of common stock at an initial exercise price of $1.02 (subject to anti-dilution adjustment).  In addition, Socius agreed to purchase up to an additional $5 million in non-convertible Series A Preferred Stock (“Preferred Stock”) from the Company over the next two years, subject to the Company meeting certain conditions.

Subject to the terms and conditions of the securities purchase agreement, beginning 75 days after the closing of the initial purchase, at the Company’s sole discretion, the Company may submit to Socius a tranche notice to purchase a certain dollar amount of the Company’s Preferred Stock at $10,000 per share. The maximum amount that may be funded under any tranche cannot exceed 20% of the cumulative trading volume of the common stock for the 10 trading day-period prior to the applicable tranche notice date.

In connection with the securities purchase agreement, the Company agreed to issue on the 75 day anniversary of the initial purchase by Socius , 1,126,735 shares of common stock to Socius as consideration for executing the securities purchase agreement. The fair value of the consideration was $371,823 using the August 18, 2011 common stock closing price of $0.33 per share and was recorded as a deferred financing fee.

In addition, with the closing of the Socius financing, the Company approved the issuance of an aggregate of 1,800,000 shares of common stock as contingent consideration valued at $1,260,000 using the June 3, 2011 common stock closing price of $0.70 per share to two non-employee consultants. The share issuance was recorded as APIC and as financing cost charged to APIC.

In connection with the issuance of the warrant to purchase up to 20,476,707 shares of common stock at an initial exercise price of $1.02 (subject to full ratchet, anti-dilution adjustment), using the Black-Scholes option-pricing model that valued the warrants at $0.70 and $0.30 per share at June 3 and September 30, 2011 respectively, the Company recorded a net charge to operations of $5,673,053 which represents $14,333,695, the value of the warrants on June 3, 2011, less a charge of $470,000 to additional paid in capital, and an adjustment of $8,190,682 to reflect the value of the derivative warrant liability on September 30,2011. The value of the derivative warrant liability is $6,143,013 at September 30, 2011. In connection with this transaction the Company recorded deferred financing fees of $427,073.

Common Stock Issued

In January 2011, the Company issued an aggregate of 188,939 shares of common stock valued, using the closing stock price, at $288,143 as compensation for services rendered by non-employees and 1,300,000 shares of common stock pursuant to the conversion of aggregate $525,000 principal amount of the 8% convertible debentures.

On February 14, 2011, the Company elected to issue 104,708 shares of common stock valued, using the closing stock price, at $157,062 in lieu of cash to satisfy the interest payable at January 1, 2011 to the convertible debentures holders.

On February 15, 2011, the Company issued 8,545 shares of common stock valued, using the Black Scholes pricing option model, of $10,681 as compensation for services rendered by non-employees.

On June 3, 2011, the Company issued 2,253,470 shares of common stock to Socius for cash consideration of $500,000 and 1,800,000 shares of common stock valued, using the closing stock price, at $1,260,000 for financing fees paid to non-employees.

On June 6, 2011, the Company elected to issue 40,884 shares of common stock valued, using the closing stock price, at $44,973 in lieu of cash to satisfy the interest payable at April 1, 2011 to the convertible debentures holders.

On June 30, 2011, the Company elected to issue 43,800 shares of common stock valued, using the closing stock price, at $28,469 in lieu of cash to satisfy the interest payable at July 1, 2011.

On August 18, 2011, the Company issued 1,126,735 shares of common stock as compensation to Socius for investment services related to the financing noted above and recorded a deferred financing fee of $371,823

On August 19, 2011, the Company issued 125,000 shares of common stock as compensation to Corporate Profile LLC for investor relations services and recorded an expense of $41,250.

On August 26, 2011, the Company issued 250,000 shares of common stock as compensation to Intellicell Bioscience, Inc. for license fees and recorded an expense of $82,500.

On September 30, 2011, the Company elected to issue 50,557 shares of common stock valued, using the closing stock price, at $15,179 in lieu of cash to satisfy the interest payable at October 1, 2011.

Warrants

On January 4, 2011, the Company issued a warrant with an exercise price of $1.00 for the purchase of 100,000 shares of common stock valued at $1.50 per share using the Black-Scholes option-pricing model, or $150,000, as settlement of services rendered by non-employee in 2010.

On February 4, 2011, the Company issued a warrant with an exercise price of $1.00 purchase of 16,575 shares of common stock valued at $1.15 per share using the Black-Scholes option-pricing model, or $19,061, as settlement of services rendered by non-employee in 2010.

The aggregate intrinsic value of the warrants for purchase of common stock related to Socius, non-employees and the convertible debentures outstanding of 23,168,282 and 1,700,000 shares is $0 and $850,000 at September 30, 2011 and December 31, 2010, respectively.

Stock Incentive Plan

In 2010, the Company adopted its Stock Incentive Plan (the "Plan"). Under the Plan, at September 30, 2011 we had 4,000,000 shares approved and reserved and at December 31, 2010 we had 4,000,000 shares reserved for the issuance of stock options to employees, officers, directors and outside advisors. Under the Plan, the options may be granted to purchase shares of common stock at fair market value at the date of grant.

On July 28, 2011, the Company granted 1,072,000 options to purchase shares of common stock to officers and employees with an exercise price of $0.17 at the date of grant. The options awarded vest from zero to three years.  Using the Black Scholes pricing option model and the estimated forfeiture rate, the expense of share based awards at the grant date is $182,240. The option award value will generally be expensed to operations over the option award’s vesting schedule.

At September 30, 2011, $ 32,394 has been charged to operations including $11,892 related to options that vest in approximately one year or less. At September 30, 2011, 2,978,000 shares are reserved for future issuance, the unamortized share based award expense is $ 149,848 and 50,000 shares have been exercised or forfeited.

4.  Capital

Common Stock

The Company is authorized to issue up to 100,000,000 shares of common stock, no par value. There were 38,314,615 and 26,911,942 shares of common outstanding as of December 31, 2010 and 2009, respectively. Holders of the common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. Holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of funds legally available therefore. Upon the liquidation, dissolution, or winding up of our Company, the holders of common stock are entitled to share ratably in all of our assets which are legally available for distribution after payment of all debts and other liabilities and liquidation preference of any outstanding common stock. Holders of common stock have no preemptive, subscription, redemption or conversion rights. The outstanding shares of common stock are validly issued, fully paid and non-assessable.

During the year ended December 31, 2010, the Company issued an aggregate of 3,766,434 shares of common stock and warrants exercisable into common stock to consultants for services valued at $1,132,432.

During the year ended December 31, 2010, the Company issued an aggregate of 3,336,408 shares of common stock to employees for services valued at $129,065.

In 2009, the Company did not issue shares of common stock to employees or consultants for services.

Pursuant to the terms of the 8% and 14% convertible debentures (“debentures”), the Company has elected to issue shares of common stock to satisfy the accrued interest due to the debenture holders on January 1, 2011.  The accrued interest at December 31, 2010 is convertible into 104,708 common stock shares at conversion rates ranging from $0.40 to $0.50 per share.  The Company’s closing stock price was $1.50 on December 31, 2010. The resulting $157,062 common stock share value has been recognized as interest expense and accrued interest at December 31, 2010. (See Note 7 - Debt Obligations).

There were no stock warrants or stock options exercised for the years ended December 31, 2010 and 2009.

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of preferred stock, no par value. The 10,000,000 shares of preferred stock authorized are undesignated as to preferences, privileges and restrictions. As the shares are issued, the Board of Directors must establish a “series” of the shares to be issued and designate the preferences, privileges and restrictions applicable to that series. As of December 31, 2010 and 2009, there were no shares of any series of preferred stock outstanding.